Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 M	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Net short-term deferred tax assets included in prepaid expense and other	$ 41	$ 11
Net long-term deferred tax liability included in deferred income taxes	321	250
Reversed accrual adjustment for unrecognized tax benefits related to withholding tax issue	14	10
Non-cash charge to income tax expense due to change in deferred tax assets valuation allowance	26	31
Deferred tax assets expected to be realized	More than 50 percent
Increase in tax expense from repatriation of foreign earnings	65	89	372
Deferred tax assets, with no valuation allowance	203	156
Net operating loss and tax credit carryforwards expiring between 2020 and 2031	411	269
Net operating loss and tax credit carryforwards with unlimited expiration period	14	11
Net operating loss and tax credit carryforwards with limited expiration period expiration dates	Between 2020 and 2032	Between 2020 and 2031
Deferred tax assets on additional net operating losses	27
Deferred tax liabilities on the undistributed earnings of certain foreign subsidiaries	10
Income taxes paid	57	43	47
Unrecognized tax benefits that would impact effective tax rate if recognized	34	40
Unrecognized tax benefits recorded in deferred income taxes and other	74	86
Unrecognized tax benefits recorded in accrued liabilities	1	1
Unrecognized tax benefits recorded in other assets	7	6
Time limits for tax audit closings, settlements and expiration of applicable statutes of limitations in various jurisdictions	12
Reduction in the liability for unrecognized tax benefits	$ 6